Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	$ 173,522,182	$ 183,268,107	$ 182,781,617	$ 191,264,715
Lease liability	90,873,411	91,923,742	89,781,180	87,511,733	$ 225,749,200
Accounts payable, accruals and other payables (excluding accrued interest)			86,300,281	86,970,181
Total	358,298,810		360,905,005	86,970,181	434,896,048	$ 364,646,641
On demand [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	171,343,445	176,925,643	182,781,617
Lease liability
Accounts payable, accruals and other payables (excluding accrued interest)
Total	171,343,445		182,781,617			$ 99,447,827
Upto 1 Year [Member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	396,134	4,361,794		11,250,000
Lease liability			5,978,847	6,586,405	2,359,590
Accounts payable, accruals and other payables (excluding accrued interest)			88,342,208	86,970,181
Total	99,727,482		94,321,055	86,970,181	137,345,488
Later than one year and not later than five years [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)	1,782,603			180,014,715
Lease liability			18,899,037	20,812,094	9,919,810
Accounts payable, accruals and other payables (excluding accrued interest)
Total	18,947,077		18,899,037		43,530,413
Later than five years [member]
Financial Risk Management and Policies (Details) - Schedule of maturity profile of the group’s financial liabilities [Line Items]
Bonds (Including accrued interest)
Lease liability			64,903,296	60,113,234	213,469,800
Accounts payable, accruals and other payables (excluding accrued interest)
Total	$ 68,280,806		$ 64,903,296		$ 254,020,147